Offerings - Offering: 1	Oct. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (additional shares)
Amount Registered | shares	7,549,411
Proposed Maximum Offering Price per Unit	0.5364
Maximum Aggregate Offering Price	$ 4,049,504.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 352.31
Offering Note	Pursuant to Rule 416, the securities being registered hereunder also include such indeterminable number of additional securities as may be issued to prevent dilution as a result of stock splits, stock dividends, or similar transactions. Amount registered consists of (i) up to 1,190,476 shares of Common Stock issuable upon conversion of convertible notes; (ii) up to 4,100,000 shares of Common Stock issuable upon exercise of warrants; and (iii) 2,258,935 shares of Common Stock issued to certain vendors of the Company. Estimated in accordance with Rule 457(c), solely for the purpose of calculating the registration fee based on the average of the high and low prices of the common stock as reported on the Nasdaq on September 30, 2026.